Basis of Preparation - Additional Information (Details)	12 Months Ended
Feb. 28, 2022 USD ($)
Netfin
Disclosure Of Basis Of Preparation [Line Items]
Percentage of ownership voting interest	100.00%
TFPL
Disclosure Of Basis Of Preparation [Line Items]
Percentage of ownership voting interest	62.00%
Description of how acquirer obtained control of acquiree	TFPL has been determined to be the accounting acquirer based on evaluation of the following facts and circumstances: • The Sellers, who comprise all of TFPL’s shareholders, will have the largest ownership interest and voting interest in Holdco after the closing date with approximately 62% ownership voting interest; • Holdco’s board of directors after the business combination will initially consist of seven directors; five of whom will initially be appointed by the Sellers and two of whom will initially be appointed by Netfin; and • TFPL represents the larger entity, in terms of both revenue and total assets.
Goodwill in connection with acquisition	$ 0
Intangible assets in connection with acquisition	$ 0